Capital Structure and Financial Matters - JonesTrading Sales Agreement (Details)										9 Months Ended
	Jul. 31, 2023 kr / shares	Dec. 29, 2022 USD ($) $ / shares shares	Dec. 29, 2022 DKK (kr) shares	Oct. 20, 2022 shares	Oct. 20, 2022 USD ($) $ / shares shares	Oct. 20, 2022 DKK (kr) shares	Oct. 13, 2022 shares	Oct. 03, 2022 USD ($)	Oct. 03, 2022 DKK (kr)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 DKK (kr) shares	Jul. 31, 2023 USD ($)
ADS
Capital Structure and Financial Matters
Ordinary shares sold (in shares) | shares				114,402			114,402			3,323,212	3,323,212
Number of ordinary shares per ADS										1		1
Ordinary shares purchase price | $ / shares					$ 2.76					$ 1.79
Gross proceeds from sale of ordinary shares								$ 300,000		$ 6,000,000.0
Increase in share capital | kr									kr 114,402		kr 3,323,212
Value of remaining number of shares under the agreements										$ 7,800,000		$ 700,000
Period of agreement (in months)	36 months
Purchase Agreement To Sell Convertible Notes, Value												20,000,000.0
Par value per share | kr / shares	kr 1
Commitment Fee Payable												$ 1,100,000
At-The-Market Issuance Sales Agreement
Capital Structure and Financial Matters
Percentage of commission to be paid								3.00%
Ordinary shares sold (in shares) | shares		4,450	4,450
Gross proceeds from sale of ordinary shares		$ 9,968
Increase in share capital | kr			kr 4,450
At-The-Market Issuance Sales Agreement | ADS
Capital Structure and Financial Matters
Maximum aggregate value of shares to sell								$ 14,400,000
Percentage of commission to be paid								3.00%
Threshold period of prior notice to terminate agreement								10 days	10 days
Ordinary shares sold (in shares) | shares		4,450	4,450		114,403	114,403
Number of ordinary shares per ADS		1	1	1	1	1
Ordinary shares purchase price | $ / shares		$ 2.24			$ 2.76
Gross proceeds from sale of ordinary shares					$ 300,000
Increase in share capital | kr						kr 114,403
Value of remaining number of shares under the agreements								$ 7,800,000